Main items related to operating activities - Accounts receivable and other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Main items related to operating activities
Accounts receivable	$ 24,378	$ 21,983	$ 14,068
Recoverable taxes	6,263	3,659	3,531
Other operating receivables	28,289	29,553	8,043
Prepaid expenses	1,455	1,879	1,801
Other current assets	63	53	53
Other current assets	36,070	35,144	13,428
Gross value/Cost
Main items related to operating activities
Accounts receivable	25,204	22,776	14,899
Recoverable taxes	6,295	3,713	3,598
Other operating receivables	28,582	29,767	8,251
Prepaid expenses	1,455	1,879	1,801
Other current assets	63	53	53
Other current assets	36,395	35,412	13,703
Valuation allowance
Main items related to operating activities
Accounts receivable	(826)	(793)	(831)
Recoverable taxes	(32)	(54)	(67)
Other operating receivables	(293)	(214)	(208)
Other current assets	$ (325)	$ (268)	$ (275)